Document and Entity Information	12 Months Ended
Jul. 02, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2011
Registrant Name	TRUST FOR CREDIT UNIONS
Central Index Key	0000825759
Amendment Flag	false
Document Creation Date	May 11, 2012
Document Effective Date	Jul. 02, 2012
Prospectus Date	May 11, 2012